Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cost
Cost, Beginning balance	$ 38,064,952	$ 37,326,178
Acquisitions through business combinations		2,917,702
Additions	906,619	2,641,812
Disposals	(363,211)	(709,376)
Exchange differences	(796,529)	(2,138,852)
Impairment of fixed assets	(1,591,766)
Cost, Ending balance	36,220,065	40,037,464
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	29,998,191	27,428,877
Acquisitions through business combinations		841,603
Depreciation charged for the period	1,153,837	1,574,030
Disposals	(325,864)	(459,024)
Exchange differences	(624,507)	(1,567,498)
Accumulated Depreciation, Ending balance	30,201,657	27,817,988
Net book value
Net book value	6,018,408	12,219,476	$ 8,066,761
Leasehold improvements [Member]
Cost
Cost, Beginning balance	3,146,864	3,239,683
Acquisitions through business combinations
Additions		26,342
Disposals	(104,773)	(101,834)
Exchange differences	(60,518)	(173,963)
Impairment of fixed assets
Cost, Ending balance	2,981,573	2,990,228
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	2,577,341	2,693,472
Acquisitions through business combinations
Depreciation charged for the period	48,922	51,903
Disposals	(108,213)	(99,439)
Exchange differences	(48,443)	(146,005)
Accumulated Depreciation, Ending balance	2,469,607	2,499,931
Net book value
Net book value	511,966	490,298
Machinery and equipment [Member]
Cost
Cost, Beginning balance	4,868,015	5,108,501
Acquisitions through business combinations
Additions	1,750	18,698
Disposals	(105,939)	(7,437)
Exchange differences	(95,521)	(281,325)
Impairment of fixed assets
Cost, Ending balance	4,668,305	4,838,437
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	4,748,031	4,906,277
Acquisitions through business combinations
Depreciation charged for the period	34,180	57,623
Disposals	(109,514)	(7,396)
Exchange differences	(90,705)	(271,901)
Accumulated Depreciation, Ending balance	4,581,992	4,684,603
Net book value
Net book value	86,313	153,834
Office decoration and equipment [Member]
Cost
Cost, Beginning balance	5,354,351	5,412,444
Acquisitions through business combinations		205,070
Additions	6,964	18,603
Disposals	(48,955)	(15,463)
Exchange differences	(106,807)	(298,630)
Impairment of fixed assets
Cost, Ending balance	5,205,553	5,322,024
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	4,889,742	4,799,149
Acquisitions through business combinations		184,364
Depreciation charged for the period	87,164	96,235
Disposals	(44,542)	(15,432)
Exchange differences	(101,287)	(268,318)
Accumulated Depreciation, Ending balance	4,831,077	4,795,998
Net book value
Net book value	374,476	526,026
Vehicles [Member]
Cost
Cost, Beginning balance	15,518,987	16,233,868
Acquisitions through business combinations		141,619
Additions		80,350
Disposals	(47,155)	(344,818)
Exchange differences	(353,552)	(880,949)
Impairment of fixed assets
Cost, Ending balance	15,118,280	15,230,070
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	13,493,656	13,447,168
Acquisitions through business combinations		136,723
Depreciation charged for the period	263,962	416,775
Disposals	(48,748)	(330,993)
Exchange differences	(275,519)	(742,974)
Accumulated Depreciation, Ending balance	13,433,351	12,926,699
Net book value
Net book value	1,684,929	2,303,371
Assets under construction [Member]
Cost
Cost, Beginning balance	33,222	248,686
Acquisitions through business combinations
Additions
Disposals		(211,659)
Exchange differences	(652)	(4,472)
Impairment of fixed assets
Cost, Ending balance	32,570	32,555
Accumulated Depreciation
Accumulated Depreciation, Beginning balance
Acquisitions through business combinations
Depreciation charged for the period
Disposals
Exchange differences
Accumulated Depreciation, Ending balance
Net book value
Net book value	32,570	32,555
GDM machines [Member]
Cost
Cost, Beginning balance	1,948,698	1,713,926
Acquisitions through business combinations
Additions	624,126	318,905
Disposals		(15,892)
Exchange differences	(38,238)	(107,391)
Impairment of fixed assets
Cost, Ending balance	2,534,586	1,909,548
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	1,230,247	891,378
Acquisitions through business combinations
Depreciation charged for the period	202,983	188,620
Disposals		(5,303)
Exchange differences	(30,774)	(56,970)
Accumulated Depreciation, Ending balance	1,402,456	1,017,725
Net book value
Net book value	1,132,130	891,822
Robots [Member]
Cost
Cost, Beginning balance	7,194,815	5,369,070
Acquisitions through business combinations		2,571,013
Additions	273,779	2,178,914
Disposals	(56,389)	(12,273)
Exchange differences	(141,241)	(392,122)
Impairment of fixed assets	(1,591,766)
Cost, Ending balance	5,679,198	9,714,602
Accumulated Depreciation
Accumulated Depreciation, Beginning balance	3,059,174	691,433
Acquisitions through business combinations		520,516
Depreciation charged for the period	516,626	762,874
Disposals	(14,847)	(461)
Exchange differences	(77,779)	(81,330)
Accumulated Depreciation, Ending balance	3,483,174	1,893,032
Net book value
Net book value	$ 2,196,024	$ 7,821,570